Consolidated Balance Sheets - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Current
Cash	$ 1,755,196	$ 4,233,975
Accounts receivable, net (Note 4)	478,674	1,011,133
Investment tax credits	458,021	324,986
Prepaid expenses, sundry and other assets	229,225	414,663
	2,921,116	5,984,757
Deferred offering costs (Note 10)	543,745	271,381
Property and equipment, net (Note 5)	1,759,438	1,618,897
	5,224,299	7,875,035
Current
Accounts payable	3,027,974	668,069
Accrued liabilities (Note 6)	454,290	675,487
Employee costs payable (Note 8)	175,172	181,204
Current portion of capital lease obligations (Note 9)	20,460	21,449
Convertible debenture (Note 7)	1,518,429	1,377,302
	5,196,325	2,923,511
Capital lease obligations (Note 9)	15,660	42,160
Deferred revenue (Note 3)	150,000
	5,361,985	2,965,671
Issued and outstanding
24,244,050 common shares (2014 - 23,456,611)	21,481,242	18,941,067
Additional paid-in capital	30,969,093	31,119,930
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(52,872,442)	(45,436,054)
	$ (137,686)	$ 4,909,364
Contingencies (Note 16)
	$ 5,224,299	$ 7,875,035